Document and Entity Information Document	Mar. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 30, 2021
Entity File Number	001-01072
Entity Registrant Name	POTOMAC ELECTRIC POWER COMPANY
Entity Tax Identification Number	53-0127880
Entity Incorporation, State or Country Code	DC
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20068
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000079732
Amendment Flag	false
Entity Emerging Growth Company	false
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Delmarva Power and Light Company [Member]
Document Information [Line Items]
Entity File Number	001-01405
Entity Registrant Name	DELMARVA POWER & LIGHT COMPANY
Entity Tax Identification Number	51-0084283
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0000027879
Delmarva Power and Light Company [Member] | VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Delmarva Power and Light Company [Member] | DELAWARE
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE